UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  November 2, 1999

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          39

Form 13F Information Table Value Total:          $329,916



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                 FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AT & T Corporation             COM              001957109     6814   156649 SH
     SOLE                    24733            131916
Albertsons                     COM              013104104     7358   185995 SH
     SOLE                    29320            156675
BankAmerica Corp.              COM              060050101     7942   142620 SH
     SOLE                    22515            120105
BankOne Corporation            COM              06423A103     5372   154315 SH
     SOLE                    24315            130000
Barrick Gold                   COM              067901108     9683   445180 SH
     SOLE                    64850            380330
Bell Atlantic                  COM              077853109     9817   145840 SH
     SOLE                    23025            122815
Bellsouth Corp                 COM              079860102     8128   180615 SH
     SOLE                    28390            152225
Chevron                        COM              166751107     9297   104750 SH
     SOLE                    16540             88210
Cigna                          COM              125509109     9847   126655 SH
     SOLE                    19765            106890
Citigroup                      COM              172967101     8187   186065 SH
     SOLE                    29330            156735
Compaq                         COM              204493100     8598   375865 SH
     SOLE                    59255            316610
Computer Associates            COM              204912109     9146   149625 SH
     SOLE                    24805            124820
Conagra Inc                    COM              205887102     7936   351735 SH
     SOLE                    55445            296290
Conseco                        COM              208464107     5399   284150 SH
     SOLE                    44860            239290
Donnelly, RR                   COM              257867101     7611   263570 SH
     SOLE                    41495            222075
DuPont                         COM              263534109     8204   135605 SH
     SOLE                    21350            114255
Eastman Kodak                  COM              277461109     9880   130645 SH
     SOLE                    20610            110035
Emerson Electric               COM              291011104     8952   141675 SH
     SOLE                    22340            119335
Exxon Corp                     COM              302290101     8708   114580 SH
     SOLE                    18040             96540
Ford                           COM              345370100     8760   174335 SH
     SOLE                    28155            146180
Heinz H J Co                   COM              423074103     8048   187160 SH
     SOLE                    29595            157565
Household International        COM              441815107     8206   204520 SH
     SOLE                    32290            172230
Interntl Paper                 COM              460146103     8378   174315 SH
     SOLE                    27510            146805
Kerr-McGee Corp.               COM              492386107    11785   214025 SH
     SOLE                    33520            180505
Lehman Brothers                COM              524908100     9892   169450 SH
     SOLE                    26745            142705
Marsh & McLennan Cos           COM              571748102     9672   141195 SH
     SOLE                    22050            119145
Merck                          COM              589331107     8921   137650 SH
     SOLE                    21695            115955
Morgan Stanley Dean Witter     COM              617446448     8743    98030 SH
     SOLE                    15455             82575
Motorola                       COM              620076109     8954   101755 SH
     SOLE                    16035             85720
Northrop Grumman Corporation   COM              666807102     8942   140685 SH
     SOLE                    21750            118935
Occidental Petroleum           COM              674599105    10575   457285 SH
     SOLE                    72310            384975
Phelps Dodge Corporation       COM              717265102     8180   148565 SH
     SOLE                    23455            125110
St. Paul Company               COM              792860108     7848   285395 SH
     SOLE                    45005            240390
Texaco                         COM              881694103     9976   158035 SH
     SOLE                    24940            133095
Toys R Us, Inc.                COM              892335100     6423   428180 SH
     SOLE                    67620            360560
UNOCAL                         COM              915289102     8443   227810 SH
     SOLE                    35995            191815
Union Pacific                  COM              907818108     8315   173000 SH
     SOLE                    27255            145745
United Healthcare              COM              910581107     7337   150695 SH
     SOLE                    24010            126685
Washington Mutual              COM              939322103     5638   192765 SH
     SOLE                    30440            162325